Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 4 consists of the following:
Entity Registrant Name	Shepherd’s Finance, LLC
Entity Central Index Key	0001544190
Entity Primary SIC Number	6153
Entity Tax Identification Number	36-4608739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13241 Bartram Park Blvd.
Entity Address, Address Line Two	Suite 2401
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32258
City Area Code	(302)
Local Phone Number	752-2688
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Shepherd’s Finance, LLC (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations, changes in members’ capital, and cash flows for the years then ended, and the related notes to the consolidated financial statements (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13241 Bartram Park Blvd.
Entity Address, Address Line Two	Suite 2401
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32258
City Area Code	(302)
Local Phone Number	752-2688
Contact Personnel Name	Daniel M. Wallach